STOCK-BASED COMPENSATION - Schedule of Stock-Based Compensation Expense (Details) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Aug. 06, 2025 USD ($)	Dec. 31, 2024 USD ($) Employee shares	Dec. 31, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes	$ 160	$ 113	$ 245	$ 177
Related tax benefit	(28)	(25)	(37)	(35)
Stock-based compensation expense, net of tax benefit	132	88	208	142
Incremental stock-based compensation expense			31
Operating and SG&A Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes	91	99	210	172
Restructuring charges
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes	$ 69	$ 14	$ 35	$ 5
Restricted Stock Units (RSUs) | Share-Based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting, number (in shares) | shares			3,414,007
Plan modifications, number of grantees affected | Employee			77
Performance Share Units (PSUs) | Share-Based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting, number (in shares) | shares			634,075
Plan modifications, number of grantees affected | Employee			3